Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

8. Derivative Financial Instruments

The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk and commodity price risk. From time to time, interest rate swaps have been entered into to manage interest rate risk associated with portions of the Company’s fixed and variable rate borrowings. From time to time, natural gas price swaps have been entered into to manage the price risk associated with forecasted purchases of natural gas and electricity used by the Company’s hotels. The Company has designated its interest rate swaps as cash flow hedges of variable rate borrowings and natural gas price swaps as cash flow hedges of forecasted purchases of natural gas and electricity. All of the Company’s derivatives have been held for hedging purposes. The Company does not engage in speculative transactions, nor does it hold or issue financial instruments for trading purposes. All of the counterparties to the Company’s derivative agreements have been financial institutions with at least investment grade credit ratings. Commencing in 2013, the Company’s ability to engage is such transactions may be limited by REIT requirements.

Cash Flow Hedging Strategy

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings (e.g., in “interest expense” when the hedged transactions are interest cash flows associated with variable rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, or ineffectiveness, if any, is recognized in the statement of operations during the current period. The Company assesses the correlation of the terms of these derivatives with the terms of the underlying hedged items on a quarterly basis.

At December 31, 2012 and 2011, the Company had no variable to fixed interest rate swap contracts. The interest rate swap agreement previously utilized by the Company until its expiration on July 25, 2011 effectively modified the Company’s exposure to interest rate risk by converting $500.0 million, or 71%, of the Company’s variable rate debt outstanding under the term loan portion of the Company’s former $1.0 billion credit facility to a weighted average fixed rate of 3.94% plus the applicable margin on these borrowings, thus reducing the impact of interest rate changes on interest expense. This agreement involved the receipt of variable rate amounts in exchange for fixed rate interest payments through July 25, 2011, without an exchange of the underlying principal amount. The critical terms of the swap agreements matched the critical terms of the borrowings under the term loan portion of the $1.0 billion credit facility. Therefore, the Company designated these interest rate swap agreements as cash flow hedges. As the terms of these derivatives matched the terms of the underlying hedged items, there was no gain (loss) from ineffectiveness recognized in income on derivatives.

At December 31, 2012 and 2011, the Company had no variable to fixed natural gas price swap contracts. The Company previously entered into natural gas price swap contracts to manage the price risk associated with a portion of the Company’s forecasted purchases of natural gas and electricity used by the Company’s hotels. The objective of the hedge was to reduce the variability of cash flows associated with the forecasted purchases of these commodities. At December 31, 2010, the Company had 36 variable to fixed natural gas price swap contracts that matured from January 2011 to December 2011 with an aggregate notional amount of approximately 1,031,000 dekatherms. The Company designated these natural gas price swap contracts as cash flow hedges.

The Company previously entered into six natural gas price swap contracts that were scheduled to mature from July 2010 to December 2010 to manage the price risk associated with a portion of the forecasted purchases of natural gas to be used at Gaylord Opryland. As a result of the Nashville Flood discussed above, the majority of these purchases were not going to be made. During June 2010, the Company terminated these contracts and received $0.1 million in cash, which is recorded in other gains and losses in the accompanying consolidated statements of operations for 2010.

The effect of derivative instruments on the statement of operations for the years ended December 31 is as follows (in thousands):

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)				Amount Reclassified from Accumulated OCI into Income
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010	Location of Amount Reclassified from Accumulated OCI into Income	2012	2011	2010

Interest rate swaps	$—	$(447)	$(6,720)	Interest expense, net of amounts capitalized	$—	$12,674	$20,154
Natural gas swaps	—	(533)	(521)	Operating costs	—	759	295

Total	$—	$(980)	$(7,241)	Total	$—	$13,433	$20,449

		Amount of Gain Recognized in Income on Derivative
Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	2012	2011	2010

Natural gas swaps	Other gains and (losses), net	$—	$—	$202